Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,547,400,000.00
Previously Paid Amount	0.00
Total Fee Amount	213,695.94
Total Offset Amount	56,984.20
Net Fee	$ 156,711.74
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A